World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2013

Dates Covered
Collections Period	11/01/13 - 11/30/13
Interest Accrual Period	11/15/13 - 12/15/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/13	272,162,124.35	19,882
Yield Supplement Overcollateralization Amount at 10/31/13	5,538,734.97	0

Receivables Balance at 10/31/13	277,700,859.32	19,882
Principal Payments	12,354,645.76	399
Defaulted Receivables	592,800.55	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/13	5,150,883.69	0

Pool Balance at 11/30/13	259,602,529.32	19,450

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	5,015,181.42	327
Past Due 61-90 days	1,042,646.82	73
Past Due 91 + days	268,680.60	17

Total	6,326,508.84	417

Total 31+ Delinquent as % Ending Pool Balance	2.44%

Recoveries	387,557.17

Aggregate Net Losses/(Gains) - November 2013	205,243.38

Overcollateralization Target Amount	13,629,132.79
Actual Overcollateralization	13,629,132.79

Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	5.50%
Weighted Average Remaining Term	38.31

Flow of Funds	$ Amount

Collections	13,640,678.12
Advances	(5,812.10)
Investment Earnings on Cash Accounts	1,870.77
Servicing Fee	(231,417.38)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	13,405,319.41

Distributions of Available Funds
(1) Class A Interest	217,933.22
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	11,900,216.29
(7) Distribution to Certificateholders	1,255,501.45
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	13,405,319.41

Servicing Fee	231,417.38
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 11/15/13	257,873,612.82
Principal Paid	11,900,216.29
Note Balance @ 12/16/13	245,973,396.53

Class A-1
Note Balance @ 11/15/13	0.00
Principal Paid	0.00
Note Balance @ 12/16/13	0.00
Note Factor @ 12/16/13	0.0000000%

Class A-2
Note Balance @ 11/15/13	0.00
Principal Paid	0.00
Note Balance @ 12/16/13	0.00
Note Factor @ 12/16/13	0.0000000%

Class A-3
Note Balance @ 11/15/13	151,149,612.82
Principal Paid	11,900,216.29
Note Balance @ 12/16/13	139,249,396.53
Note Factor @ 12/16/13	57.3042784%

Class A-4
Note Balance @ 11/15/13	87,531,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	87,531,000.00
Note Factor @ 12/16/13	100.0000000%

Class B
Note Balance @ 11/15/13	19,193,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	19,193,000.00
Note Factor @ 12/16/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	249,601.67
Total Principal Paid	11,900,216.29

Total Paid	12,149,817.96

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	120,919.69
Principal Paid	11,900,216.29

Total Paid to A-3 Holders	12,021,135.98

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3541836
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.8863502

Total Distribution Amount	17.2405338

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4976119
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.9720835

Total A-3 Distribution Amount	49.4696954

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/13	57,594.74
Balance as of 11/30/13	51,782.64
Change	(5,812.10)

Reserve Account
Balance as of 11/15/13	1,810,700.07
Investment Earnings	223.25
Investment Earnings Paid	(223.25)
Deposit/(Withdrawal)	—
Balance as of 12/16/13	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07